Fair Value Measurements	12 Months Ended
Jul. 02, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
4. FAIR VALUE MEASUREMENTS
     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices for identical assets or liabilities in active markets;
•	Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and
•	Level 3 — Unobservable inputs for the asset or liability, which include management's own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.
     Sysco's policy is to invest in only high-quality investments. Cash equivalents primarily include time deposits, certificates of deposit, commercial paper, high-quality money market funds and all highly liquid instruments with original maturities of three months or less. Short-term investments consist of commercial paper with original maturities of greater than three months but less than one year. These investments are considered available-for-sale and are recorded at fair value. As of July 3, 2010, the difference between the fair value of the short-term investments and the original cost was not material. There were no short-term investments as of July 2, 2011. Restricted cash consists of investments in high-quality money market funds.
     The following is a description of the valuation methodologies used for assets and liabilities measured at fair value.
•	Time deposits, certificates of deposit and commercial paper included in cash equivalents are valued at amortized cost, which approximates fair value. These are included within cash equivalents as a Level 2 measurement in the tables below.
•	Commercial paper included in short-term investments is valued using broker quotes that utilize observable market inputs. These are included as a Level 2 measurement in the tables below.
•	Money market funds are valued at the closing price reported by the fund sponsor from an actively traded exchange. These are included within cash equivalents and restricted cash as Level 1 measurements in the tables below.
•	The interest rate swap agreements, discussed further in Note 8, "Derivative Financial Instruments," are valued using a swap valuation model that utilizes an income approach using observable market inputs including interest rates, LIBOR swap rates and credit default swap rates. These are included as a Level 2 measurement in the tables below.
     The following tables present the company's assets measured at fair value on a recurring basis as of July 2, 2011 and July 3, 2010:

	Assets Measured at Fair Value as of July 2, 2011
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Cash and cash equivalents
Cash equivalents	$141,350	$163,465	$—	$304,815
Restricted cash	110,516	—	—	110,516
Other assets
Interest rate swap agreements	—	13,482	—	13,482

Total assets at fair value	$251,866	$176,947	$—	$428,813

	Assets Measured at Fair Value as of July 3,2010
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Cash and cash equivalents
Cash equivalents	$225,400	$199,047	$—	$424,447
Short-term investments	—	23,511	—	23,511
Restricted cash	124,488	—	—	124,488
Other assets
Interest rate swap agreements	—	11,045	—	11,045

Total assets at fair value	$349,888	$233,603	$—	$583,491

     The carrying values of accounts receivable and accounts payable approximated their respective fair values due to the short-term maturities of these instruments. The fair value of Sysco's total debt is estimated based on the quoted market prices for the same or similar issue or on the current rates offered to the company for debt of the same remaining maturities. The fair value of total debt approximated $2,919.4 million and $2,774.9 million as of July 2, 2011 and July 3, 2010, respectively. The carrying value of total debt was $2,668.5 million and $2,480.6 million as of July 2, 2011 and July 3, 2010, respectively.